Related Party Transactions (Details)														1 Months Ended																																														12 Months Ended
	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 HKD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 HKD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 HKD ($)	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 HKD ($)	Oct. 31, 2023 CNY (¥)	Oct. 31, 2023 HKD ($)	Jul. 31, 2023 CNY (¥)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 HKD ($)	May 31, 2023 CNY (¥)	May 31, 2023 HKD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 HKD ($)	Sep. 30, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 HKD ($)	May 31, 2022 CNY (¥)	May 31, 2022 HKD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 HKD ($)	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 HKD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 HKD ($)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 HKD ($)	May 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 HKD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 HKD ($)	Sep. 30, 2020 HKD ($)
Related Party Transactions [Line Items]
Borrowed from related party																																																												¥ 5,297,764	$ 746,174	¥ 13,000,289	¥ 21,069,469
Repayment of related party																																																												7,999,659	$ 1,126,728	2,096,794	16,428,310
Loan outstanding														¥ 430,000														¥ 470,000																																430,000		470,000
Company borrowed																												100,000																																		100,000
Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Interest rate per annum																																																			5.00%	5.00%
Interest expense																																			¥ 778,140	$ 900,000
Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Company borrowed | $																																																																					$ 6,000,000
Guarantee By Mr. Samuel Lim Derk Shuen [Member]
Related Party Transactions [Line Items]
Company borrowed													¥ 3,362,716																																																											$ 4,000,000
Guarantee term													3 years
Guarantee By Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Company borrowed												¥ 1,629,884																																																						¥ 4,123,210	$ 4,550,000				$ 2,000,000
Guarantee term												8 years
Guarantee By Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Company borrowed	¥ 6,000,000							¥ 1,290,600			¥ 32,251,500															¥ 6,000,000															¥ 1,290,600																						1,290,600				$ 4,550,000		$ 2,000,000	$ 10,000,000
Guarantee term	1 year							1 month			6 months
Five Percent Interest Rate [Member]
Related Party Transactions [Line Items]
Borrowed from related party																																																			¥ 1,683,280	$ 2,000,000						¥ 841,640	$ 1,000,000
Interest rate per annum																																																			5.00%	5.00%						5.00%	5.00%
Repayment of related party																																													¥ 3,198,000		$ 3,900,000
Two Percentage Interest Rate [Member]
Related Party Transactions [Line Items]
Borrowed from related party																																																										¥ 841,640	$ 1,000,000
Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party																																																			¥ 757,476	$ 900,000				¥ 4,170,240	$ 645,538	841,640	1,000,000			8,951,618	17,671,752
Interest rate per annum																																													5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Repayment of related party																																											¥ 2,135,543	$ 3	¥ 841,640	$ 5	$ 1,000,000	¥ 3,267,213	$ 512,448					¥ 832,100	$ 1,000,000			841,640	1,000,000	718,665		1,282,500	13,942,736
Loan outstanding														6,507,772														7,146,160																																6,507,772		7,146,160			$ 7,181,227			$ 8,000,000
Ms.Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party																																											¥ 1,250,000															¥ 841,640	$ 1,000,000	206,512		679,460	1,250,000
Interest rate per annum																																											3.00%	3.00%														5.00%	5.00%
Repayment of related party																																																												383,805		500,000	2,091,640
Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party																																		$ 910,000		7,100,000												¥ 1,447,717		$ 1,766,215			¥ 700,000							3,760,738		3,369,211	2,147,717
Interest rate per annum																																																3.00%	3.00%	3.00%
Repayment of related party		¥ 27,000	$ 30,000	¥ 171,040	$ 200,000	¥ 16,254	$ 20,000		¥ 163,934	$ 200,000				741,939	$ 816,215		$ 500,000	$ 456,200			¥ 73,652		$ 80,000			¥ 645,013	$ 738,773																¥ 230,000																	6,894,116		314,294	¥ 393,934
Loan outstanding																												1,175,735																																		1,175,735						$ 1,316,215
Company borrowed														1,803,363																																														1,803,363
Ms.Norma Ka Yin Chu [Member] | Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party																																			6,916,800	$ 8,000,000	¥ 1,200,850	$ 1,500,000	¥ 1,592,108	$ 1,960,000	¥ 2,460,000	$ 3,000,000
Interest rate per annum																																							3.00%	3.00%	2.00%	2.00%
Ms.Norma Ka Yin Chu [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party																														¥ 1,627,866	$ 1,800,000	¥ 80,000					57,000
Interest rate per annum																								2.00%	2.00%					2.00%	2.00%
Repayment of related party																¥ 444,177		$ 486,237										43,000																																		43,000
Ms.Norma Ka Yin Chu [Member] | Ms.Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party																			¥ 206,505	$ 225,000								¥ 179,460	$ 200,000						¥ 500,000
Interest rate per annum																												5.00%	5.00%						5.00%	5.00%
Related Party [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Company borrowed																												¥ 37,000																																		37,000
Loans [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Company borrowed														37,000																																														37,000
Loans [Member] | Guarantee By Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Company borrowed | $																																																																						$ 5,000,000
Interest-free loan [Member] | Ms.Norma Ka Yin Chu [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party																								¥ 1,065,600	$ 1,200,000							¥ 80,000	¥ 791,849
Interest-free loan [Member]
Related Party Transactions [Line Items]
Interest rate per annum																																																										2.00%	2.00%
Company borrowed																																																																$ 114,000	$ 1,096,600
Interest-free loan [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Company borrowed														¥ 37,000														¥ 37,000																																¥ 37,000		¥ 37,000
Interest-free loan [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party																																			¥ 6,138,660
Interest-free loan [Member] | Ms.Norma Ka Yin Chu [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party																																					¥ 759,060	$ 900,000
Interest-Free Loans One [Member] | Ms.Norma Ka Yin Chu [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party																					832,249		903,980
Interest-free loans Two [Member] | Ms.Norma Ka Yin Chu [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party																					625,702		$ 678,857
Interest-free loans Three [Member] | Ms.Norma Ka Yin Chu [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party																					¥ 822,590	$ 114,000